Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 15, 2019
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 15, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
American Century Mutual Funds, Inc | AC ALTERNATIVES INCOME FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

American Century Capital Portfolios, Inc. Summary Prospectus and Prospectus Supplement AC Alternatives® Income Fund
Supplement dated January 16, 2019 ■ Summary Prospectus and Prospectus dated March 1, 2018 (as revised June 1, 2018)

Effective January 15, 2019, BCSF Advisors, LP (“BCSF”) no longer serves as an underlying subadvisor for the fund. All references to BCSF in the summary prospectus and prospectus are deleted.

The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 3 of the summary prospectus and page 4 of the prospectus.

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	ArrowMark Colorado Holdings LLC
Structured Credit	Good Hill Partners LP
Multi-sector Credit	Marathon Asset Management, L.P.
Real Estate	Timbercreek Investment Management (U.S.) LLC
Income-oriented Equity, Overlay and MLPs	PWP
The following replaces the investment strategy and underlying subadvisor table in the Objectives, Strategies and Risks section on page 12 of the prospectus.

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	ArrowMark Colorado Holdings LLC
Structured Credit	Good Hill Partners LP
Multi-sector Credit	Marathon Asset Management, L.P.
Real Estate	Timbercreek Investment Management (U.S.) LLC
Income-oriented Equity, Overlay and MLPs	PWP

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-94870 1901